INCOME TAXES - Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.	$ 234,345	$ (11,249)	$ 311,052
Foreign	9,815	45,566	33,895
Earnings (loss) before income taxes	$ 244,160	$ 34,317	$ 344,947